Jan. 31, 2017

Ivy Funds

Supplement dated March 2, 2017 to the

Ivy Funds Prospectus

dated January 31, 2017

as supplemented February 22, 2017

Effective April 3, 2017, the Prospectus is amended to reflect the following name changes:

•	The name of Ivy Emerging Markets Local Currency Debt Fund is changed to Ivy Pictet Emerging Markets Local Currency Debt Fund

•	The name of Ivy Targeted Return Bond Fund is changed to Ivy Pictet Targeted Return Bond Fund